Summary of Significant Accounting Policies - Goodwill and Other Intangibles - Intangibles Other Than Goodwill and Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 160,336	$ 160,336
Foreign currency exchange gains/(losses)	546	(967)	$ (1,206)
Property Plant And Equipment Net	1,139,539	1,276,514
Negative carrying amount	(144,919)
Dry bulk vessels
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	56,240	56,240	56,240
Property Plant And Equipment Net	627,569	741,347
Logistics Business
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	104,096	104,096	$ 104,096
Property Plant And Equipment Net	$ 509,283	$ 536,342
Trade name | Navios Holdings
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	32 years
Finite lived intangible assets amortization method	straight-line
Trade name | Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	10 years
Finite lived intangible assets amortization method	straight-line
Customer relationships | Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization method	straight-line